Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	68 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		2.44%	2.86%	3.22%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		4.95%	2.92%	3.18%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		7.23%	4.71%	5.03%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		6.44%	3.45%	3.71%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		6.98%	3.98%	4.24%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.17%	4.09%	4.34%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		7.05%	3.98%	4.24%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.70%	3.70%	3.97%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		5.95%	2.92%	3.18%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.68%)	0.57%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[1]	7.40%	4.28%	4.84%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[2]	7.40%	4.28%	4.84%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[3]	7.40%	4.28%	4.84%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[4]	7.40%	4.28%	4.84%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[5]	7.40%	4.28%	4.84%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[6]	7.40%	4.28%	4.84%
Putnam Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	[7]	7.40%	4.28%	4.84%

[1]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[2]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[3]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[4]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[5]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[6]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[7]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.